Net Investment in Sales-type Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Future minimum lease payments receivable	$ 14,169	$ 9,678
Less allowance for doubtful accounts	(301)	(230)
Net future minimum lease payment receivable	13,868	9,448
Less unearned interest income	(862)	(658)
Net investment in sales-type leases	$ 13,006	$ 8,790